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                                                                     Rule 497(d)
                                                              File No. 333-60258

    Supplement dated December 19, 2001 to the Prospectus dated June 15, 2001

                                  Nuveen Unit
                              Trusts, Series 126
                      Peroni Growth Portfolio, 2001 Series

The schedule of dealer concessions provided for the initial offering period in Part A of the Prospectus also applies to Units sold in the secondary market.

                        Please Retain for Your Records.